Equity and Remuneration to Shareholders - Schedule of Dividends Proposed for Distribution to Shareholders Based on the Profit for the Business Year (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preference shares [member] | Dividend distribution [Member]
Disclosure of Dividends [Line Items]
Dividend percentage of net income	50.00%	50.00%	50.00%